Cash Flow Information	12 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
5. Cash Flow Information
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2021 and 2022, respectively.

	Millions of yen
	2021	2022
Cash and Cash Equivalents	¥951,242	¥954,827
Restricted Cash	128,333	136,985

Cash, Cash Equivalents and Restricted Cash	¥1,079,575	¥1,091,812

Cash payments during fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	2020	2021	2022
Cash payments:
Interest	¥99,788	¥80,313	¥65,965
Income taxes, net	124,236	76,292	83,030
The main
non-cash
activities in fiscal 2020, 2021 and 2022 are as follows.
In fiscal 2021 and 2022, real estate under operating leases of ¥75 million and ¥464 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2020, 2021 and 2022, other assets of ¥29 million, ¥1 million and ¥6 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral.
In fiscal 2020, assets and liabilities decreased by ¥1,281 million and ¥33 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2021, assets and liabilities decreased by ¥5,218 million and ¥18 million, in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2022, assets and liabilities decreased by ¥13,378 million and ¥943 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.
ROU assets obtained in exchange for lease liabilities were not included in cash flows from investing activities or financing activities because they did not involve cash transactions. For further information, see Note 6 “Leases.”